Freestanding Derivative Financial Instruments - Schedule of Net Gains (Losses) Related to Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value gains (losses) on derivatives					$ 144,357	$ (153)
Interest Rate Lock Commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value gains (losses) on derivatives	37,969	(17,217)	36,363	41,404	38,126	949
Forward Sales Commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value gains (losses) on derivatives	(63,956)	183,625	(99,812)	179,688	111,830	(1,102)
Loan Purchase Commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value gains (losses) on derivatives	$ (7,709)	$ (24,662)	$ (7,642)	$ (24,662)	$ (5,599)